Note 3 - Commitments and Contingencies	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
3.
   COMMITMENTS AND CONTINGENCIES

The Company is obligated under a noncancelable operating lease for its Longview, Texas office space, which expires
April
30,
2018.
 The following is a schedule of future minimum annual rental payments for the next five
years required under this operating lease as of
March
31,
2017:

2018	$32,736
2019	2,728
2020	—
2021	—
2022	—
Total	$35,464

The Company's lease of office space in Humble, Texas expired during fiscal
2017
and was
not
renewed. Rental expenses for leased properties were approximately
$64,400
and
$70,500
during fiscal
2017
and
2016,
respectively.